Note 1 - Nature of Business and Summary of Significant Accounting Policies - Effect of Dilutive Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic (in shares)	5,592,668	5,584,396	5,577,352
Dilutive effect of stock options (in shares)	0	87	2,564
Dilutive weighted average shares outstanding (in shares)	5,592,668	5,584,483	5,579,916
Net income	$ 9,620	$ 7,494	$ 6,931
Net income per share – basic (in dollars per share)	$ 1.72	$ 1.34	$ 1.24
Net income per share – diluted (in dollars per share)	$ 1.72	$ 1.34	$ 1.24